UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number 811-6669

Name of Fund:  BlackRock Fundamental Growth Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Fundamental Growth Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/2007

Date of reporting period: 09/01/06 - 11/30/06

Item 1 - Schedule of Investments


BlackRock Fundamental Growth Fund, Inc.

Schedule of Investments as of November 30, 2006

                                       Shares
Industry                                 Held   Common Stocks                                                           Value
Aerospace & Defense - 2.1%            540,100   Lockheed Martin Corp. (e)                                        $     48,852,045
                                      805,100   United Technologies Corp.                                              51,953,103
                                                                                                                 ----------------
                                                                                                                      100,805,148

Beverages - 1.2%                      936,900   PepsiCo, Inc.                                                          58,059,693

Biotechnology - 3.4%                  852,200   Amgen, Inc. (c)                                                        60,506,200
                                    1,227,000   Genentech, Inc. (c)(e)                                                100,307,250
                                                                                                                 ----------------
                                                                                                                      160,813,450

Capital Markets - 5.9%              4,697,300   The Charles Schwab Corp.                                               86,148,482
                                      565,000   Franklin Resources, Inc.                                               60,308,100
                                      359,600   Goldman Sachs Group, Inc. (e)                                          70,050,080
                                       16,000   Nymex Holdings, Inc.                                                    1,849,600
                                    1,007,700   State Street Corp.                                                     62,608,401
                                                                                                                 ----------------
                                                                                                                      280,964,663

Chemicals - 5.2%                    1,342,700   Air Products & Chemicals, Inc.                                         92,834,278
                                    2,026,300   Nalco Holding Co. (c)                                                  40,384,159
                                    1,844,700   Praxair, Inc.                                                         115,109,280
                                                                                                                 ----------------
                                                                                                                      248,327,717

Communications Equipment - 7.7%     5,263,800   Cisco Systems, Inc. (c)                                               141,490,944
                                    4,456,200   Corning, Inc. (c)(e)                                                   96,075,672
                                    2,126,700   Motorola, Inc.                                                         47,148,939
                                    2,211,100   QUALCOMM, Inc.                                                         80,904,149
                                                                                                                 ----------------
                                                                                                                      365,619,704

Computers & Peripherals - 1.0%        927,100   Seagate Technology                                                     23,882,096
                                    1,151,900   Western Digital Corp. (c)                                              23,636,988
                                                                                                                 ----------------
                                                                                                                       47,519,084

Construction & Engineering - 1.1%     338,400   Fluor Corp. (e)                                                        29,467,872
                                      271,200   Jacobs Engineering Group, Inc. (c)                                     22,745,544
                                                                                                                 ----------------
                                                                                                                       52,213,416

Diversified Financial               1,741,100   Bank of America Corp.                                                  93,758,235
Services - 5.6%                        97,600   Chicago Mercantile Exchange Holdings, Inc. (e)                         52,274,560
                                      953,200   Citigroup, Inc.                                                        47,269,188
                                    1,533,900   JPMorgan Chase & Co.                                                   70,988,892
                                                                                                                 ----------------
                                                                                                                      264,290,875

Electrical Equipment - 1.8%           982,500   Emerson Electric Co.                                                   85,182,750

Energy Equipment &                    659,300   Baker Hughes, Inc. (e)                                                 48,412,399
Services - 9.0%                     1,742,700   Grant Prideco, Inc. (c)                                                76,365,114
                                    1,516,500   Halliburton Co. (e)                                                    51,166,710
                                    1,291,700   National Oilwell Varco, Inc. (c)(e)                                    85,910,967
                                      853,300   Schlumberger Ltd. (e)                                                  58,433,984
                                      713,700   Transocean, Inc. (c)(e)                                                55,632,915
                                    1,082,400   Weatherford International Ltd. (c)                                     48,610,584
                                                                                                                 ----------------
                                                                                                                      424,532,673

Health Care Equipment &               748,900   Alcon, Inc. (e)                                                        82,094,418
Supplies - 2.5%                       106,128   Intuitive Surgical, Inc. (c)                                           10,784,727
                                      488,700   Varian Medical Systems, Inc. (c)                                       24,053,814
                                                                                                                 ----------------
                                                                                                                      116,932,959

Health Care Providers &               365,500   Laboratory Corp. of America Holdings (c)(e)                            25,877,400
Services - 1.0%                       376,000   Quest Diagnostics, Inc. (e)                                            19,991,920
                                                                                                                 ----------------
                                                                                                                       45,869,320

Hotels, Restaurants &               2,889,800   Starbucks Corp. (c)(e)                                                101,981,042
Leisure - 4.0%                      1,441,100   Yum! Brands, Inc. (e)                                                  88,180,909
                                                                                                                 ----------------
                                                                                                                      190,161,951

Household Products - 1.6%           1,198,500   The Procter & Gamble Co.                                               75,253,815

IT Services - 7.3%                  1,130,300   Cognizant Technology Solutions Corp. (c)(e)                            92,187,268
                                    1,668,200   Infosys Technologies Ltd.                                              81,288,016
                                    1,461,900   Paychex, Inc. (e)                                                      57,613,479
                                    7,160,200   Satyam Computer Services Ltd.                                          73,551,639
                                    1,473,800   Tata Consultancy Services Ltd.                                         39,497,260
                                                                                                                 ----------------
                                                                                                                      344,137,662

Industrial Conglomerates - 3.9%     5,298,600   General Electric Co.                                                  186,934,608

Insurance - 1.5%                    1,006,900   American International Group, Inc.                                     70,805,208

Internet Software &                 1,426,200   Akamai Technologies, Inc. (c)(e)                                       69,698,394
Services - 5.0%                       236,200   Google, Inc. Class A (c)                                              114,538,104
                                    1,910,900   Yahoo!, Inc. (c)(e)                                                    51,575,191
                                                                                                                 ----------------
                                                                                                                      235,811,689

Life Sciences Tools &                 424,500   Covance, Inc. (c)(e)                                                   25,414,815
Services - 2.0%                     1,638,600   Thermo Electron Corp. (c)                                              71,819,838
                                                                                                                 ----------------
                                                                                                                       97,234,653

Machinery - 2.1%                      912,300   ITT Corp.                                                              49,218,585
                                    1,651,700   Pall Corp. (e)                                                         51,846,863
                                                                                                                 ----------------
                                                                                                                      101,065,448

Media - 1.8%                        2,542,500   Walt Disney Co. (e)                                                    84,029,625

Multiline Retail - 3.3%             1,046,400   Kohl's Corp. (c)(e)                                                    72,829,440
                                    1,397,500   Target Corp.                                                           81,180,775
                                                                                                                 ----------------
                                                                                                                      154,010,215

Pharmaceuticals - 4.3%                894,400   GlaxoSmithKline Plc (a)                                                47,519,472
                                      417,800   Novartis AG (a)                                                        24,403,698
                                    1,421,100   Novartis AG Registered Shares                                          82,830,303
                                      263,500   Roche Holding AG                                                       47,603,263
                                                                                                                 ----------------
                                                                                                                      202,356,736

Software - 5.5%                     1,441,700   Activision, Inc. (c)(e)                                                24,580,985
                                    1,159,300   Adobe Systems, Inc. (c)(e)                                             46,522,709
                                      818,800   Electronic Arts, Inc. (c)                                              45,729,980
                                    4,082,300   Oracle Corp. (c)                                                       77,686,169
                                    1,305,700   SAP AG (a)(e)                                                          68,183,654
                                                                                                                 ----------------
                                                                                                                      262,703,497

Specialty Retail - 5.1%               664,800   Abercrombie & Fitch Co. Class A                                        44,834,112
                                    1,022,600   American Eagle Outfitters, Inc. (e)                                    46,201,068
                                    1,044,500   Best Buy Co., Inc. (e)                                                 57,416,165
                                    3,670,600   Staples, Inc.                                                          93,490,182
                                                                                                                 ----------------
                                                                                                                      241,941,527

Textiles, Apparel & Luxury            615,500   Nike, Inc. Class B (e)                                                 60,903,725
Goods - 1.3%

                                                Total Common Stocks (Cost - $3,842,643,789) - 96.2%                 4,558,481,811


                                   Beneficial
                                     Interest   Short-Term Securities
                              $   135,290,826   BlackRock Liquidity Series, LLC
                                                Cash Sweep Series I, 5.26% (b)(d)                                     135,290,826
                                  817,029,500   BlackRock Liquidity Series, LLC
                                                Money Market Series, 5.29% (b)(d)(f)                                  817,029,500

                                                Total Short-Term Securities
                                                (Cost - $952,320,326) - 20.1%                                         952,320,326

                                                Total Investments (Cost - $4,794,964,115*) - 116.3%                 5,510,802,137
                                                Liabilities in Excess of Other Assets - (16.3%)                     (773,831,119)
                                                                                                                 ----------------
                                                Net Assets - 100.0%                                              $  4,736,971,018
                                                                                                                 ================


  * The cost and unrealized appreciation (depreciation) of investments as of November 30, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                            $       4,796,038,840
                                              =====================
    Gross unrealized appreciation             $         745,645,300
    Gross unrealized depreciation                      (30,882,003)
                                              ---------------------
    Net unrealized appreciation               $         714,763,297
                                              =====================

(a) Depositary receipts.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net            Interest
    Affiliate                                   Activity          Income

    BlackRock Liquidity Series, LLC
    Cash Sweep Series I                    $  (59,608,687)     $  2,115,401
    BlackRock Liquidity Series, LLC
    Money Market Series                    $    66,286,800     $     95,081


(c) Non-income producing security.

(d) Represents the current yield as of November 30, 2006.

(e) Security, or a portion of security, is on loan.

(f) Security was purchased with cash proceeds from securities loans.

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Fundamental Growth Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Fundamental Growth Fund, Inc.


Date: January 23, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Fundamental Growth Fund, Inc.


Date: January 23, 2007


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Fundamental Growth Fund, Inc.


Date: January 23, 2007